Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill
10.	GOODWILL

Changes in the carrying amount of goodwill by reporting units for the years ended December 31, 2011 and 2012, consisted of the following:

	December 31, 2011			December 31, 2012
	ODP	Brand name phone sales	Total	ODP	Brand name phone sales	Total

Gross amount:
Beginning balance	$606	$1,242	$1,848	$606	$1,242	$1,848
Goodwill recognized in acquisition	—	—	—	—	—	—
Disposal	—	—	—	—	—	—

Ending balance	606	1,242	1,848	606	1,242	1,848

Accumulated impairment loss:
Beginning balance	—	—	—	(606)	—	(606)
Disposal	—	—	—	—	—	—
Charge for the year	(606)	—	(606)	—	—	—

Ending balance	(606)	—	(606)	(606)	—	(606)

Goodwill, net	$—	$1,242	$1,242	$—	$1,242	$1,242

During the third quarter of 2011, the Group believed that the significant decline in the Company’s stock price over a sustained period of time was an impairment indicator that warranted a goodwill impairment test for the period ended September 30, 2011. Based on that assessment, the Group concluded that goodwill allocated to the ODP segment was fully impaired because of the estimated decline in growth rates and profit margins for future periods.

The Group applied the income approach, which it believed to be more reliable than the market approach, to determine the fair value of the Group’s reporting units. Accordingly, it adopted a DCF model under the income approach, which considers a number of factors that include expected future cash flows, growth rates, discount rates, and comparable multiples from publicly traded companies in the industry and requires the Group to make certain assumptions and estimates regarding industry economic factors and future profitability of its business unit. The assumptions are inherently uncertain and subjective.

When applying the DCF method for the reporting unit, the Group incorporated the use of projected financial information and a discount rate developed using market participant based assumptions. The cash flow projections were based on five-year financial forecasts developed by management that included revenue projections, capital spending trends, and investments in working capital to support anticipated revenue growth. The discount rate was estimated after considering the risk and nature of the reporting unit’s cash flows and the rates of return market participants would require investing their capital in the reporting unit.

The Group recognized an impairment losses of $nil, $606 and $nil for the years ended December 31, 2010, 2011 and 2012, respectively.